Mandatorily redeemable non-controlling interests - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%	30.00%
Dividend rate, preferred stock	1.50%	1.50%	8.00%
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member]
Noncontrolling Interest [Line Items]
Cash consideration paid for non controlling interests	¥ 40,000	$ 6,130
Minority Interests Ownership Percentage By Parent	30.00%	30.00%
Accumultaed interest on non controlling interests			¥ 160	$ 25
Yunfu EHang Intelligent Technology Limited("Yunfu") [Member] | Third Party [Member]
Noncontrolling Interest [Line Items]
Minority Interests Ownership Percentage By Parent	30.00%	30.00%